Investments in equity accounted associates - MX Capital Ltd (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Feb. 04, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Goodwill		$ 48,714		$ 1,501
Loss net of tax since the date of acquisition		$ 23,411	$ (11,787)	$ (117,444)	$ (751)	$ (35,526)
MX Capital Ltd
Disclosure of associates [line items]
Goodwill	$ 15,417
Loss net of tax since the date of acquisition	2,095
Share of losses reflected in condensed consolidated statement of profit or loss	$ 1,018